Condensed consolidated statements of cash flows - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Operating activities:
Net (loss) income (including non-controlling interests)	$ (1,645)	$ 45
Adjustments to reconcile net (loss) income to net cash provided by operations:
Depreciation	1,510	1,499
Impairment (note 3)	92	1,097
Interest expense	261	361
Interest income	(34)	(46)
Income tax expense (note 5)	524	149
Income from associates, joint ventures and other investments	(127)	(302)
Provisions on pension and OPEB	212	224
Net gain on disposal of subsidiaries	0	(72)
Change in fair value adjustment on call option on Mandatory Convertible Bonds (note 7)	117	61
Foreign exchange effects, write-downs of inventories to net realizable value, provisions and other non-cash operating expenses (net)	681	589
Changes in assets and liabilities that provided (required) cash:
Interest paid	(329)	(384)
Interest received	35	44
Cash contributions to plan assets and benefits paid for pensions and OPEB	(147)	(171)
VAT and other amounts recoverable from public authorities	536	313
Dividends received from associates, joint ventures and other investments	35	176
Income tax paid	(197)	(311)
Working capital, provision movements and other liabilities	(628)	(515)
Net cash provided by operating activities	896	2,757
Investing activities:
Purchase of property, plant and equipment and intangibles	(1,251)	(1,816)
Acquisitions of net assets of subsidiaries, net of cash acquired of nil and 3 for the six months ended June 30, 2020 and June 30, 2019 respectively	0	(46)
Lease installments and capital expenditure refund relating to ArcelorMittal Italia acquisition	(86)	(163)
Disposal of net assets of subsidiaries, net of cash (disposed) of nil and 34 for the six months ended June 30, 2020 and June 30, 2019 respectively	0	518
Proceeds from roll over of derivative hedging the proposed acquisition of ESIL	0	257
Proceeds from repayment of an outstanding short-term loan to Global Chartering Limited (note 7)	127	0
Other investing activities (net)	91	(7)
Net cash used in investing activities	(1,119)	(1,257)
Financing activities:
Proceeds from short-term and long-term debt	399	2,438
Payments of short-term and long-term debt	(1,018)	(2,106)
Share buyback	0	(90)
Equity offering (note 4)	740	0
Proceeds from mandatorily convertible subordinated notes (note 4)	1,237	0
Dividends paid	(110)	(250)
Payment of principal portion of lease liabilities and other financing activities	(118)	(156)
Net cash provided by (used in) financing activities	1,130	(164)
Net increase in cash and cash equivalents	907	1,336
Effect of exchange rate changes on cash	(144)	2
Cash and cash equivalents:
At the beginning of the period	4,867	2,172
Reclassification of the period-end cash and cash equivalents from assets held for sale	0	10
At the end of the period	$ 5,630	$ 3,520